Note 2 - Acquistions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Property and equipment	$297,630
Intangible assets	153,000
Goodwill	636,104
Total assets acquired	1,086,734
Unfavorable leases	(227,834)
Net assets acquired	$858,900
Property and equipment	$1,539,321
Intangible assets	1,531,041
Favorable leases	17,469
Goodwill	2,312,259
Total assets acquired	5,400,090
Deferred membership revenue	(117,301)
Net assets acquired	$5,282,789
Bargain purchase gain	(384,214)
Net purchase price	$4,898,575

Property and equipment	$297,630
Intangible assets	153,000
Goodwill	677,204
Total assets acquired	1,127,834
Unfavorable leases	(227,834)
Net assets acquired	$900,000

Business Acquisition, Pro Forma Information [Table Text Block]
	Pro Forma for the Three Months Ended		Pro Forma for the Nine Months Ended
	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
Revenues, net	$4,159,975	$2,668,562	$11,030,264	$7,465,179
Net loss	$(2,064,297)	$(814,369)	$(6,338,663)	$(2,811,855)

	Pro Forma for the Year Ended
	December 31, 2014	December 31, 2013
Revenues, net	$7,306,565	$5,879,654
Net loss	$(3,927,259)	$(374,932)

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	December 31, 2014
	As reported	As revised

Deferred franchise costs - current portion	$668,700	$622,800
Goodwill	$677,204	$636,104
Deferred revenue - current portion	$2,044,500	$1,957,500